IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2022		Oct. 31, 2021		Jul. 31, 2021	Jan. 31, 2021		Oct. 31, 2020
Assets
Cash and non-interest-bearing deposits with banks	$ 23,259	[1]	$ 34,573	[1]	$ 30,234	$ 42,986	[1]	$ 43,531
Interest-bearing deposits with banks	20,091		22,424
Securities	179,003		161,401
Cash collateral on securities borrowed	14,096		12,368
Securities purchased under resale agreements	66,975		67,572
Loans
Residential mortgages	257,109		251,526
Personal	42,679		41,897
Credit card	11,122		11,134
Business and government	164,697		150,213
Allowance for credit losses	(2,838)		(2,849)			(3,484)
Derivative instruments	33,066		35,912
Customers' liability under acceptances	10,618		10,958
Other assets	41,787
Total assets	861,664		837,683
Liabilities
Deposits	649,708		621,158
Obligations related to securities sold short	23,272		22,790
Cash collateral on securities lent	2,286		2,463
Obligations related to securities sold under repurchase agreements	68,422		71,880
Derivative instruments	29,236		32,101
Acceptances	10,656		10,961
Other liabilities	25,261
Subordinated indebtedness	5,531		5,539
Equity	47,292		45,830			$ 41,929
Total liabilities and equities	861,664		837,683
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	23,259
Interest-bearing deposits with banks	20,091
Securities	3,126
Cash collateral on securities borrowed	14,096
Securities purchased under resale agreements	39,822
Loans
Residential mortgages	1,720
Personal	1,250
Credit card	234
Business and government	9,569
Derivative instruments	2,878
Customers' liability under acceptances	9,603
Total assets	125,648		133,285
Liabilities
Deposits	29,104
Obligations related to securities sold short	23,272
Cash collateral on securities lent	2,286
Obligations related to securities sold under repurchase agreements	52,704
Derivative instruments	2,739
Acceptances	9,641
Other liabilities	23
Total liabilities and equities	119,769		114,437
Later than one months and not later than three months [member]
Assets
Securities	5,733
Securities purchased under resale agreements	15,428
Loans
Residential mortgages	4,200
Personal	742
Credit card	467
Business and government	7,244
Derivative instruments	3,383
Customers' liability under acceptances	986
Total assets	38,183		39,067
Liabilities
Deposits	27,797
Obligations related to securities sold under repurchase agreements	11,946
Derivative instruments	3,057
Acceptances	986
Other liabilities	55
Total liabilities and equities	43,841		58,465
3 - 6 months [member]
Assets
Securities	6,601
Securities purchased under resale agreements	9,118
Loans
Residential mortgages	11,736
Personal	893
Credit card	701
Business and government	11,086
Derivative instruments	2,522
Customers' liability under acceptances	14
Total assets	42,671		39,932
Liabilities
Deposits	51,476
Obligations related to securities sold under repurchase agreements	2,935
Derivative instruments	3,034
Acceptances	14
Other liabilities	78
Total liabilities and equities	57,537		42,381
6 - 9 months [Member]
Assets
Securities	3,956
Securities purchased under resale agreements	1,098
Loans
Residential mortgages	13,024
Personal	827
Credit card	701
Business and government	9,402
Derivative instruments	1,913
Customers' liability under acceptances	14
Total assets	30,935		35,900
Liabilities
Deposits	27,556
Obligations related to securities sold under repurchase agreements	387
Derivative instruments	1,670
Acceptances	14
Other liabilities	81
Total liabilities and equities	29,708		43,224
9 - 12 months [Member]
Assets
Securities	4,975
Securities purchased under resale agreements	509
Loans
Residential mortgages	9,613
Personal	926
Credit card	701
Business and government	10,537
Derivative instruments	5,613
Customers' liability under acceptances	1
Total assets	32,875		31,154
Liabilities
Deposits	34,430
Obligations related to securities sold under repurchase agreements	450
Derivative instruments	3,002
Acceptances	1
Other liabilities	58
Total liabilities and equities	37,941		28,107
1 - 2 years [member]
Assets
Securities	17,256
Securities purchased under resale agreements	1,000
Loans
Residential mortgages	40,968
Personal	500
Credit card	2,802
Business and government	28,162
Derivative instruments	5,006
Total assets	95,694		95,910
Liabilities
Deposits	39,841
Derivative instruments	3,727
Other liabilities	321
Total liabilities and equities	43,889		40,038
2 - 5 years [member]
Assets
Securities	54,684
Loans
Residential mortgages	166,658
Personal	3,432
Credit card	5,516
Business and government	62,263
Derivative instruments	4,765
Total assets	297,318		276,311
Liabilities
Deposits	55,618
Derivative instruments	4,755
Other liabilities	667
Total liabilities and equities	61,040		54,440
Over five year [member]
Assets
Securities	36,297
Loans
Residential mortgages	9,190
Personal	4,453
Business and government	17,975
Derivative instruments	6,986
Total assets	74,901		70,812
Liabilities
Deposits	15,200
Derivative instruments	7,252
Other liabilities	910
Subordinated indebtedness	5,531
Total liabilities and equities	28,893		27,969
No specific maturity [member]
Assets
Securities	46,375
Loans
Personal	29,656
Business and government	8,459
Allowance for credit losses	(2,838)
Other assets	41,787
Total assets	123,439		115,312
Liabilities
Deposits	368,686
Other liabilities	23,068
Equity	47,292
Total liabilities and equities	$ 439,046		$ 428,622

[1]	Includes restricted cash of $462 million (October 31, 2021: $446 million; January 31, 2021: $493 million) and interest-bearing demand deposits with Bank of Canada.